NET LOSS PER COMMON SHARE - 10-K (Details) - USD ($)	1 Months Ended				9 Months Ended		12 Months Ended
	Jul. 31, 2022	May 31, 2021	Dec. 31, 2019	Nov. 30, 2018	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021	Oct. 31, 2022
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities (in shares)					2,864,174	405,837
Proceeds from issuance of bridge promissory note					$ 12,250,000	$ 0
Conversion price (in usd per share)									$ 1.00
TEP Note | Convertible promissory notes
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Proceeds from issuance of bridge promissory note	$ 125,000	$ 500,000	$ 500,000
Stock options
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities (in shares)					318,014	89,472
Warrants
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities (in shares)					2,546,160	10,067
Restricted stock subject to contingent conditions
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities (in shares)					0	147,976
Stock subject to put right
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities (in shares)					0	7,816
Convertible promissory note
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities (in shares)					0	150,506
Private GRI
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities (in shares)							8,312,740	10,134,942
Proceeds from issuance of bridge promissory note							$ 1,250,000	$ 0
Conversion price (in usd per share)								$ 1.30	$ 26.74
Private GRI | TEP Note | Convertible promissory notes
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Proceeds from issuance of bridge promissory note	$ 125,000	$ 500,000	$ 500,000	$ 2,500,000
Conversion price (in usd per share)		$ 1.00
Private GRI | Stock options
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities (in shares)							2,392,375	2,392,375
Private GRI | Warrants
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities (in shares)							1,521,722	269,232
Private GRI | Restricted stock subject to contingent conditions
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities (in shares)							4,398,643	3,956,643
Private GRI | Stock subject to put right
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities (in shares)							0	209,000
Private GRI | Convertible promissory note
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities (in shares)							0	3,307,692